Financial Instruments and Risk Management	12 Months Ended
Apr. 30, 2012
Financial Instruments And Risk Management
Financial Instruments and Risk Management

5.	Financial Instruments and Risk Management

Foreign exchange risk

The Company is primarily exposed to currency fluctuations relative to the Canadian dollar through expenditures that are denominated in US dollars. Also, the Company is exposed to the impact of currency fluctuations on its monetary assets and liabilities.

The operating results and the financial position of the Company are reported in Canadian dollars. Fluctuations in exchange rates will, consequently, have an impact upon the reported operations of the Company and may affect the value of the Company’s assets and liabilities.

The Company currently does not enter into financial instruments to manage foreign exchange risk.

The Company is exposed to foreign currency risk through the following financial assets and liabilities that are denominated in United States dollars:

April 30, 2012	Cash	Due to Related Party	Advances to Equity Accounted Investee	Accounts Payable
	$7	$112	$604,869	$36,064

At April 30, 2012 with other variables unchanged, a +/-10% change in exchange rates would increase/decrease pre-tax loss by approximately +/- $57,948.

Interest rate and credit risk

The Company has minimal cash balances and no interest-bearing debt other than the convertible debt of $20,000. The Company has no significant concentrations of credit risk arising from operations. The Company’s current policy is to invest any significant excess cash in investment-grade short-term deposit certificates issued by reputable financial institutions with which it keeps its bank accounts and management believes the risk of loss to be remote. The Company periodically monitors the investments it makes and is satisfied with the credit ratings of its banks.

Receivables consist of goods and services tax due from the Federal Government. Management believes that the credit risk concentration with respect to receivables is remote.

Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company manages liquidity risk through the management of its capital structure and financial leverage as outlined in Note 13.